FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
FINANCIAL INSTRUMENTS
Working capital	$ 16,166,719
Trade and other receivables	$ 21,467	$ 51,340
Currency risk | USD
FINANCIAL INSTRUMENTS
Increase in designated risk	1.00%
Decrease in designated risk	1.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 5,100
Increase (decrease) in profit and loss as a result of decrease in a designated risk	$ 5,100
Currency risk | Bolivianos
FINANCIAL INSTRUMENTS
Increase in designated risk	1.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 5,600
Equity Price Risk
FINANCIAL INSTRUMENTS
Increase in designated risk	10.00%
Decrease in designated risk	10.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 5,400
Increase (decrease) in profit and loss as a result of decrease in a designated risk	$ 5,400